Commitments, contingent assets and liabilities	6 Months Ended
Jun. 30, 2019
Commitments, contingent assets and liabilities
Commitments, contingent assets and liabilities

11. Commitments, contingent assets and liabilities

In March 2018, ExOne GmbH, a subsidiary of The ExOne Company, notified voxeljet of its intent not to pay its annual license fees under an existing intellectual property-related agreement and asserted its rights to claim damages pursuant to an alleged material breach of the agreement. At this time, the Company cannot reasonably estimate a contingency, if any, related to this matter.